Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 449,069	¥ 327,267
Additions	214,181	440,495
Amortizations	(334,864)	(318,693)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current), Net of impairment	328,252	448,935
Deferred costs, current	158,092	243,447	$ 24,229
Deferred costs, non-current	¥ 170,160	¥ 205,488	$ 26,078